Related Party Transactions and Arrangements (Schedule of General and Administrative Expenses Absorbed) (Details) (Absorbed General and Administrative Expenses [Member], Manager [Member], ARC Properties Advisors, LLC [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Absorbed General and Administrative Expenses [Member] | Manager [Member] | ARC Properties Advisors, LLC [Member]
Schedule of General and Administrative Expenses Absorbed [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0	$ 0	$ 0	$ 234	$ 234	$ 20
Due from Related Parties	$ 0		$ 0		$ 0	$ 0